RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loss Allowance	$ 16,926,461	$ (16,477,722)
Total	295,256,983	277,052,663
Stage One
RISK MANAGEMENT
Loss Allowance	3,373,602	(3,854,240)
Total	274,869,378	257,785,019
Stage Two
RISK MANAGEMENT
Loss Allowance	2,695,075	(2,581,460)
Total	14,318,685	13,615,768
Stage Three
RISK MANAGEMENT
Loss Allowance	10,857,784	(10,042,022)
Total	6,068,920	5,651,876
Loans and Advances
RISK MANAGEMENT
Maximum exposure	268,108,682	253,951,647
Loans and Advances | Stage One
RISK MANAGEMENT
Maximum exposure	234,510,333	222,372,889
Loans and Advances | Stage Two
RISK MANAGEMENT
Maximum exposure	16,844,567	16,042,661
Loans and Advances | Stage Three
RISK MANAGEMENT
Maximum exposure	16,753,782	15,536,097
Commercial
RISK MANAGEMENT
Maximum exposure	146,301,228	134,687,396
Commercial | Stage One
RISK MANAGEMENT
Maximum exposure	131,486,672	120,773,927
Commercial | Stage Two
RISK MANAGEMENT
Maximum exposure	5,756,755	5,453,537
Commercial | Stage Three
RISK MANAGEMENT
Maximum exposure	9,057,801	8,459,932
Consumer
RISK MANAGEMENT
Maximum exposure	54,991,509	54,591,769
Consumer | Stage One
RISK MANAGEMENT
Maximum exposure	46,103,357	46,060,615
Consumer | Stage Two
RISK MANAGEMENT
Maximum exposure	4,506,180	4,407,067
Consumer | Stage Three
RISK MANAGEMENT
Maximum exposure	4,381,972	4,124,087
Mortgage
RISK MANAGEMENT
Maximum exposure	38,713,478	36,250,408
Mortgage | Stage One
RISK MANAGEMENT
Maximum exposure	34,015,085	32,210,648
Mortgage | Stage Two
RISK MANAGEMENT
Maximum exposure	2,961,617	2,628,654
Mortgage | Stage Three
RISK MANAGEMENT
Maximum exposure	1,736,776	1,411,106
Small Business Loans
RISK MANAGEMENT
Maximum exposure	1,096,958	1,145,017
Small Business Loans | Stage One
RISK MANAGEMENT
Maximum exposure	762,647	774,571
Small Business Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	220,759	260,303
Small Business Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	113,552	110,143
Financial Leases
RISK MANAGEMENT
Maximum exposure	27,005,509	27,277,057
Financial Leases | Stage One
RISK MANAGEMENT
Maximum exposure	22,142,572	22,553,128
Financial Leases | Stage Two
RISK MANAGEMENT
Maximum exposure	3,399,256	3,293,100
Financial Leases | Stage Three
RISK MANAGEMENT
Maximum exposure	1,463,681	1,430,829
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	44,074,762	39,578,738
Off Balance Sheet Exposures | Stage One
RISK MANAGEMENT
Maximum exposure	43,732,647	39,266,370
Off Balance Sheet Exposures | Stage Two
RISK MANAGEMENT
Maximum exposure	169,193	154,567
Off Balance Sheet Exposures | Stage Three
RISK MANAGEMENT
Maximum exposure	172,922	157,801
Financial Guarantees
RISK MANAGEMENT
Maximum exposure	12,228,885	12,691,198
Financial Guarantees | Stage One
RISK MANAGEMENT
Maximum exposure	12,070,332	12,533,868
Financial Guarantees | Stage Two
RISK MANAGEMENT
Maximum exposure	16,738	26,889
Financial Guarantees | Stage Three
RISK MANAGEMENT
Maximum exposure	141,815	130,441
Loan Commitments
RISK MANAGEMENT
Maximum exposure	31,845,877	26,887,540
Loan Commitments | Stage One
RISK MANAGEMENT
Maximum exposure	31,662,315	26,732,502
Loan Commitments | Stage Two
RISK MANAGEMENT
Maximum exposure	152,455	127,678
Loan Commitments | Stage Three
RISK MANAGEMENT
Maximum exposure	$ 31,107	$ 27,360